Organizations and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organizations and Principal Activities [Abstract]
Schedule of Company's Major Subsidiaries

As of December 31, 2024, the Company’s major subsidiaries and its VIEs were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of legal ownership of the Company	Principal activities
Major Subsidiaries of the Company:
Ucommune Group Holdings Limited	September 21, 2018	Cayman	100%	Investment holding
Ucommune Group Holdings (Hong Kong) Limited (“Ucommune HK”)	December 7, 2018	Hong Kong	100%	Shared workspace
Youshenghengtong (Beijing) Technology Co., Ltd. (“WFOE”)	January 3, 2019	PRC	100%	Technology and internet service
Melo, Inc.	May 15, 2019	Delaware	100%	Technology Innovation
Melo Hongkong Limited	May 15, 2019	Hong Kong	100%	Technology Innovation
Beijing Melo Technology Co. Ltd	May 15, 2019	PRC	100%	Technology Innovation
Beijing Litong Huida Information Technology Co., Ltd	November 17, 2023	PRC	100%	Technology and internet service
Zhuhai Shengguang Zhongshuo Digital Marketing Co., Ltd. (“Shengguang Zhongshuo”)	December 20, 2018	PRC	51%	Marketing service
VIEs:
Beijing UBazaar Technology Co., Ltd (“Beijing U Bazaar”)	August 29, 2018	PRC	Nil	Technology and internet service
Major VIEs’ subsidiaries:
Beijing Ucommune Zhongke Venture Capital Co., Ltd.	September 7, 2015	PRC	Nil	Shared workspace
Ucommune (Beijing) Venture Service Wuhan Co., Ltd.	November 1, 2016	PRC	Nil	Shared workspace
Shanghai Yueban Enterprise Consulting Management Co., Ltd.	March 15, 2021	PRC	Nil	Shared workspace

Schedule of Consolidated Financial Statements

The following financial information of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 was included in the accompanying consolidated financial statements:

	As of December 31,
	2023	2024
	RMB	RMB	USD
Cash and cash equivalents	49,941	6,960	954
Other current assets	131,826	19,602	2,685
Current assets of discontinued operations	65,230	—	—
Total current assets	246,997	26,562	3,639
Property and equipment, net	54,386	5,665	776
Right-of-use assets, net	141,929	89,832	12,307
Other non-current assets	95,246	22,032	3,018
Non-current assets of discontinued operations	646	—	—
Total non-current assets	292,207	117,529	16,101
TOTAL ASSETS	539,204	144,091	19,740
Accounts payable	95,263	7,089	971
Lease liabilities, current	36,582	7,984	1,094
Other current liabilities	157,598	90,631	12,416
Current liabilities of discontinued operations	129,548	—	—
Total current liabilities	418,991	105,704	14,481
Lease liabilities, non-current	70,628	20,977	2,874
Other non-current liabilities	9,185	5,098	698
Total non-current liabilities	79,813	26,075	3,572
Total liabilities	498,804	131,779	18,053

Schedule of Consolidated Financial Statements of Revenue
	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Net revenues	560,604	389,403	148,241	20,309
Net loss from continuing operations	(289,669)	(23,832)	(142,896)	(19,577)
Net loss from discontinued operations	(27,446)	(15,051)	(4,496)	(616)
Net cash (used in)/provided by operating activities from continuing operations	(59,350)	11,321	(47,033)	(6,443)
Net cash provided by/(used in) operating activities from discontinued operations	6,520	2,498	(3,640)	(499)
Net cash provided by/(used in) investing activities from continuing operations	14,474	17,417	(5,695)	(780)
Net cash used in investing activities from discontinued operations	(7,219)	(154)	(169)	(23)
Net cash (used in)/provided by financing activities from continuing operations	(33,497)	(17,588)	8,762	1,200
Net cash provided by/(used in) financing activities from discontinued operations	894	(7,541)	7,298	1,000